Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	—	—	—
Capital contribution from redeemable noncontrolling interests	—	90,000	12,963
Net losses attributable to redeemable noncontrolling interests	—	(34)	(5)
Accretion on redeemable noncontrolling interests	—	106	15
Balance as of December 31	—	90,072	12,973